091-02172

RECEIVED

2007 NOV -6 PM 11:44

SEC / MR

[redacted]

07070799

-0504
/20xx
:: 2.00

For Internal Use Only
SEC File No. 91-

Submit 1 Original
And 9 Copies

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Corporation
3. Class of New Derivative Securities Product: Index-Linked Securities
4. Name of Underlying Instrument: S&P 500 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product: SOT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

   The common stocks of index are listed on either the NYSE, Amex, or Nasdaq.
8. Settlement Methodology of New Derivative Securities Product:
   Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

PROCESSED
DEC 03 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	November 5, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 6 2007

AMERICAN STOCK EXCHANGE
Equities Options ETFs

RECEIVED
2007 NOV -6 PM 11:46
SEC / MR

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

November 5, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e) originally with respect to the following:

Merrill Lynch & Co., Strategic Return Notes linked to the Merrill Lynch Factor Model (HFB)
Merrill Lynch & Co., Accelerated Return Notes linked to the PHLX Gold and Silver Index (GZV)
Merrill Lynch & Co., Accelerated Return Notes linked to the MSCI EAFE Index (EOF)
Merrill Lynch & Co., Accelerated Return Notes linked to the S&P 500 Index (SOT)
Merrill Lynch & Co., Accelerated Return Notes linked to the Russell 1000 Growth Index (GOC)

listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 6 2007